UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     December 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $119,053 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      275     3252 SH       Sole                        0        0     3252
CHUBB CORP                     COM              171232101     3015    44227 SH       Sole                        0        0    44227
CISCO SYS INC                  COM              17275R102      278    11750 SH       Sole                        0        0    11750
DASSAULT SYS S A               SPONSORED ADR    237545108      380     8100 SH       Sole                        0        0     8100
INTEL CORP                     COM              458140100      636    23051 SH       Sole                        0        0    23051
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105      366    28637 SH       Sole                        0        0    28637
ISHARES TR                     RUSSELL1000VAL   464287598    11597   193093 SH       Sole                        0        0   193093
ISHARES TR                     MSCI EAFE IDX    464287465    15194   106254 SH       Sole                        0        0   106254
ISHARES TR                     RUSSELL 1000     464287622    12540   205171 SH       Sole                        0        0   205171
ISHARES TR                     RUSSELL 2000     464287655      937     7942 SH       Sole                        0        0     7942
ISHARES TR                     RUSL 2000 VALU   464287630      482     2800 SH       Sole                        0        0     2800
ISHARES TR                     S&P500/BAR VAL   464287408      392     6850 SH       Sole                        0        0     6850
ISHARES TR                     S&P 500 INDEX    464287200     6988    60989 SH       Sole                        0        0    60989
ISHARES TR                     S&P SMLCAP 600   464287804     5896    40058 SH       Sole                        0        0    40058
ISHARES TR                     S&P SMLCP VALU   464287879     7915    72153 SH       Sole                        0        0    72153
ISHARES TR                     RUSSELL1000GRW   464287614     1335    27905 SH       Sole                        0        0    27905
JDS UNIPHASE CORP              COM              46612J101      102    27000 SH       Sole                        0        0    27000
JOHNSON & JOHNSON              COM              478160104      268     4820 SH       Sole                        0        0     4820
LEXAR MEDIA INC                COM              52886P104       94    14000 SH       Sole                        0        0    14000
LIMITED BRANDS INC             COM              532716107      752    40222 SH       Sole                        0        0    40222
MICROSOFT CORP                 COM              594918104      337    11800 SH       Sole                        0        0    11800
MIDCAP SPDR TR                 UNIT SER 1       595635103     1969    17719 SH       Sole                        0        0    17719
NASDAQ 100 TR                  UNIT SER 1       631100104     1336    35388 SH       Sole                        0        0    35388
PAYCHEX INC                    COM              704326107     4766   140673 SH       Sole                        0        0   140673
PFIZER INC                     COM              717081103     5675   165545 SH       Sole                        0        0   165545
QUALCOMM INC                   COM              747525103      303     4150 SH       Sole                        0        0     4150
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1922    92840 SH       Sole                        0        0    92840
SPDR TR                        UNIT SER 1       78462F103    33215   290007 SH       Sole                        0        0   290007
SYCAMORE NETWORKS INC          COM              871206108       49    11700 SH       Sole                        0        0    11700
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       39    10000 SH       Sole                        0        0    10000